Subsequent Events (Details Narrative) - USD ($)		1 Months Ended
	Mar. 22, 2022	Oct. 31, 2022	Sep. 30, 2022	Mar. 21, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 18, 2019	Dec. 11, 2017
Subsequent Event [Line Items]
Share conversion description	Pursuant to the merger agreement, (i) the Company merged with and into Sharps Nevada, (ii) each 3.5 shares of common stock of the Company were converted into one share of common stock of Sharps Nevada and (iii) the articles of incorporation and bylaws of Sharps Nevada, became the articles of incorporation and bylaws of the surviving corporation
Common stock, shares authorized	100,000,000		100,000,000	50,000,000	100,000,000	100,000,000	50,000,000	20,000,000
Preferred stock, shares authorized	1,000,000		1,000,000	10,000	1,000,000	1,000,000	10,000
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.001	$ 0.0001	$ 0.0001	$ 0.001
Subsequent Event [Member]
Subsequent Event [Line Items]
Share conversion description	Pursuant to the merger agreement, (i) the Company merged with and into Sharps Nevada, (ii) each 3.5 shares of common stock of the Company was converted into one share of common stock of Sharps Nevada and (iii) the articles of incorporation and bylaws of Sharps Nevada, became the articles of incorporation and bylaws of the surviving corporation
Common stock, shares authorized	100,000,000			50,000,000
Preferred stock, shares authorized	1,000,000			10,000
Preferred stock, par value	$ 0.0001			$ 0.001
Subsequent Event [Member] | Service Agreement [Member]
Subsequent Event [Line Items]
Initial fee		$ 90,000
Monthly fee		$ 12,500
Shares of restricted common stock		200,000
Value of digital marketing activities		$ 300,000